Cash and cash equivalents	12 Months Ended
Jun. 30, 2020
Cash and cash equivalents
Cash and cash equivalents	21 Cash and cash equivalents

	2020	2019
	£’000	£’000
Cash at bank and in hand	51,539	307,637
Cash and cash equivalents for the purposes of the consolidated statement of cash flows are as above.